Fair Value Measurements - Financial Instruments Classified as Level 3 Still Held at Year End (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net realized capital gains (losses) related to equity securities still held	$ (6)	$ (59)	$ (31)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(34)	(39)	(145)
Level 3 | Contract Holder Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	29	82	67
Level 3 | Contract Holder Funds | GMWB embedded derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	29	82	67
Level 3 | Reinsurance recoverable for GMWB
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net realized capital gains (losses) related to equity securities still held	(8)	(19)	(21)
Level 3 | Derivative | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	2	(40)	(10)
Level 3 | Derivative | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(63)	(121)	(212)
Level 3 | Derivative | Interest rate derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	2	(40)	6
Level 3 | Derivative | GMWB hedging instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)			(16)
Level 3 | Derivative | Macro hedge program
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(63)	(121)	(212)
OCI | Level 3 | Available-for-sale Securities | Fixed maturities, AFS
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net realized capital gains (losses) related to equity securities still held	(4)	0	4
OCI | Level 3 | CLOs | Available-for-sale Securities | Fixed maturities, AFS
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net realized capital gains (losses) related to equity securities still held	0	0	1
OCI | Level 3 | CMBS | Available-for-sale Securities | Fixed maturities, AFS
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net realized capital gains (losses) related to equity securities still held	(2)	3	(3)
OCI | Level 3 | Corporate | Available-for-sale Securities | Fixed maturities, AFS
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net realized capital gains (losses) related to equity securities still held	(2)	(4)	7
OCI | Level 3 | RMBS | Available-for-sale Securities | Fixed maturities, AFS
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net realized capital gains (losses) related to equity securities still held	$ 0	$ 1	$ (1)